DEMAND PROMISSORY NOTE (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Oct. 12, 2014	Sep. 12, 2014	Aug. 14, 2014	Jun. 30, 2014	Feb. 14, 2014	Dec. 31, 2013
Demand Promissory Notes [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.00%	8.00%				8.00%		8.00%
Dominion Capital, LLC. [Member] | Notes Payable, Other Payables [Member]
Demand Promissory Notes [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							12.00%
Debt Instrument, Face Amount							$ 500
Dominion Capital, LLC. [Member] | Notes Payable, Other Payables [Member] | Common Stock [Member]
Demand Promissory Notes [Line Items]
Payments To Be Made Extend Debt Maturity Date			$ 10	$ 10
Dominion Capital, LLC. [Member] | Notes Payable, Other Payables [Member] | Cash [Member]
Demand Promissory Notes [Line Items]
Payments To Be Made Extend Debt Maturity Date					$ 10